Investment in associates (Tables)	12 Months Ended
Dec. 31, 2018
Investment in associates
Schedule of associate financial information

The following table illustrates summarized financial information of the Group’s investment in JSC Tochka associate:

As of
December 31,
2018
Associates’ statement of financial position:
Non-current assets	149
Current assets	1,836
including cash and cash equivalents	1,326
Current liabilities	(183)
including financial liabilities	(183)
Net assets	1,802
Carrying amount of investment in associates (45%) of net assets	812

Associate’ revenue and net income for the year ended December 31 was as follows:

2018
Revenue	4
Cost of revenues	(3)
Other income and expenses, net	(85)
including depreciation and amortization	(1)
Total net loss	(84)
Group’s share (45%) of total net loss	(38)